Condensed Interim Consolidated Statements of Operations - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Total Revenue	€ 7,211,916	€ 14,334,042
Cost and Expenses
Cost of revenues	6,013,713	12,004,439
Selling and administrative	728,329	760,174
Selling and administrative – related parties	508,590	142,433
Salaries and benefits	447,282	408,020
Bad debt expense (recovery)	4,534	(10,859)
Total Cost and Expenses	7,702,448	13,304,207
Income (loss) from operations	(490,532)	1,029,835
Other Income (Expense)
Interest expense	(159,197)	(132,861)
Foreign exchange gain (loss)	(47,584)	31,986
Total Other Income (Expense)	(206,781)	(100,875)
Net Income (Loss) Before Income Tax	(697,313)	928,960
Income tax
- Current	0	(233,927)
- Deferred
Net Loss (Income)	€ (697,313)	€ 695,033
Basic Net Income Per Share (in Euro per share)	€ (0.01)	€ 0.01
Weighted Average Number of Common Shares Outstanding - Basic (in Shares)	50,085,700	50,085,700
Cost of revenues
Cost and Expenses
Cost of revenues	€ 6,013,713	€ 11,973,743
Cost of revenues - related parties
Cost and Expenses
Cost of revenues		30,696
Revenue
Total Revenue	7,019,127	13,789,074
Revenue - related parties
Total Revenue	184,362	544,786
Other operating income
Total Revenue	€ 8,427	€ 182